Investment Objectives and Goals - iShares Texas Equity ETF	Jun. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® TEXAS EQUITY ETF Ticker: TEXNStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Texas Equity ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that are headquartered in the State of Texas.